HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about hedges [abstract]
HEDGE ACCOUNTING

NOTE 10 – HEDGE ACCOUNTING

In accordance with its risk management policies, Grupo Aval uses hedge accounting to manage foreign exchange risk relating to investments in foreign operations and in forecasted transactions of Promigas and its subsidiaries, as follows:

Hedges of net investment in foreign operations

Banco de Bogotá, Banco de Occidente and Promigas are exposed to foreign exchange risk related to their investments in foreign subsidiaries, that have the US Dollar as functional currency.

The purpose of hedge accounting is to mitigate and offset any adverse changes resulting from the fluctuation in exchange rate of the Colombian Peso and the functional currency of such investments. The impacts of those movements are reflected in the cumulative translation adjustment in other comprehensive income of the consolidated financial statements.

To cover this risk, Grupo Aval hedges its exposure through foreign currency financial liabilities expressed in U.S. dollars and forward contracts for the sale of U.S. dollars.

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2020	3,432.50	155.36
December 31, 2021	3,981.16	548.66
December 31, 2022	4,810.20	829.04

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

					Hedging			Hedging
		Hedged			non-derivative			derivative		Net OCI
Investment		Item			instrument			instrument		account
Multi Financial Holding and BAC Holding (1)	(2)	Ps.	(6,991,093)	(3)	Ps.	2,756,328	(4)	Ps.	4,048,523	Ps.	(186,242)
Other subsidiaries and branches Banco de Bogotá			105,255			(3,470)			2,976		104,761
Occidental Bank Barbados Ltd.			23,104			(23,104)			—		—
Banco de Occidente (Panamá) S.A.			26,838			(26,838)			—		—
Sociedad Portuaria El Cayao S.A. E.S.P.			21,903			(21,903)			—		—
Gases del Pacífico S.A.C.			26,391			(18,919)			—		7,472
Gas Natural de Lima y Callao S.A.C. – Calidda			90,633			(90,633)			—		—
Promigas Perú S.A.C.			3,996			(3,996)			—		—
Gases del Norte del Perú S.A.C.			17,639			(17,639)			—		—
Promigas Panamá Corporation			5			(5)			—		—
Total		Ps.	(6,675,329)		Ps.	2,549,821		Ps.	4,051,499	Ps.	(74,009)

(1)   See note 1.1.  “Discontinued operations of BAC Holding”

(2)   This amount includes Ps. (7,482,100) of: a) Ps. (6,551,200) of OCI reclassifications resulting from BAC Holding’s spin-off, and b) Ps. (930,900) of OCI reclassifications resulting from sale of BAC Holding.

(3)   This amount includes Ps. 3,661,597 of: a) Ps. 2,687,440 and Ps. 73,703 of OCI reclassifications resulting from BAC Holding’s spin-off, and b) Ps. 930,900 of OCI reclassifications resulting from sale of BAC Holding.

(4)   This amount includes Ps. 4,013,210 of OCI reclassifications resulting from BAC Holding’s spin-off.

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2022

	Thousands of US$				Ps. millions
		Hedge
		amount in
		foreign	Hedge
	Hedged	currency in	amount in			Hedging		Hedging
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding	394,372	(390,000)	—	Ps.	400,810	Ps.	(339,358)	Ps.	(435)	Ps.	61,017
Other subsidiaries and branches Banco de Bogotá (1)	131,923	(120,000)	(281)		340,250		(3,470)		(230,412)		106,368
Occidental Bank Barbados Ltd.	28,755	(28,755)	—		74,582		(74,582)		—		—
Banco de Occidente (Panamá) S.A.	35,151	(35,151)	—		99,428		(99,428)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	562,151	(562,151)	—		51,923		(51,923)		—		—
Gases del Pacífico S.A.C.	216,876	(216,876)	—		38,118		(44,475)		—		(6,357)
Gas Natural de Lima y Callao S.A.C. – Calidda	97,109	(97,109)	—		173,901		(173,901)		—		—
Promigas Perú S.A.C.	25,978	(25,978)	—		5,504		(5,504)		—		—
Gases del Norte del Perú S.A.C.	129,382	(129,382)	—		20,140		(20,140)		—		—
Promigas Panamá Corporation	16	(16)	—		7		(7)		—		—
Total	1,621,713	(1,605,418)	(281)	Ps.	1,204,663	Ps.	(812,788)	Ps.	(230,847)	Ps.	161,028

(1)   Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

December 31, 2021

	Thousands of US$				Ps. millions
		Hedge
		amount in
		foreign	Hedge
	Hedged	currency in	amount in			Hedging		Hedging
	investment	financial	forward	Hedged		non-derivative		derivative		Net OCI
Investment	amount	liabilities	contracts	Item		instrument		instrument		account
Multi Financial Holding and BAC Holding (2) (4)	3,861,718	(1,486,000)	(584,500)	Ps.	7,391,903	Ps.	(3,021,983)	Ps.	(4,048,958)	Ps.	320,962
Other subsidiaries and branches Banco de Bogotá (3)	145,159	—	(144,308)		234,995		—		(233,388)		1,607
Occidental Bank Barbados Ltd.	32,329	(32,329)	—		51,478		(51,478)		—		—
Banco de Occidente (Panamá) S.A.	46,039	(46,039)	—		72,590		(72,590)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		30,020		(30,020)		—		—
Gases del Pacífico S.A.C.	31,888	(31,888)	—		11,727		(25,556)		—		(13,829)
Gas Natural de Lima y Callao S.A.C. – Calidda	125,284	(125,284)	—		83,268		(83,268)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		1,508		(1,508)		—		—
Gases del Norte del Perú S.A.C.	8,395	(8,395)	—		2,501		(2,501)		—		—
Promigas Panamá Corporation	8	(8)	—		2		(2)		—		—
Total	4,282,005	(1,761,128)	(728,808)	Ps.	7,879,992	Ps.	(3,288,906)	Ps.	(4,282,346)	Ps.	308,740
(1)	Includes only the portion of the hedged investments
(2)	Includes BAC Holding International Corp and Multi Financial Holding
(3)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

(4)    Banco de Bogotá’s Board of Directors approved “uncovering” part of the value of the net investment abroad through the reduction in the size of the hedging with derivatives, likewise, it authorized to stop covering the monthly increases in the value of the investment through equity method. The amount of unhedged translation adjustment of the investments was of Ps. 470,412 during year 2021.

Hedging with Forward Contracts

Forward contracts to sell U.S. dollars have been contracted to hedge part of the net foreign investment that Banco de Bogotá has in Leasing Bogotá Panamá and other foreign subsidiaries. The forward contracts were executed with counterparties from the financial sector and the hedge was documented as a "dynamic hedging strategy", where new forward contracts are signed simultaneously as the previous ones expire. According to IAS 39, changes in the fair value of derivatives exclusively due to exchange rate changes in the peso against the U.S. dollar are registered under “Other Comprehensive Income” in equity. The ineffective part of the hedge is recognized in the statement of income for the period.

Hedging with Debt in Foreign Currency in U.S. dollars

Debt financial instruments that are not derivatives can be designated as hedging instruments for changes in foreign currency exchange rates. According to this rule, Banco de Bogotá, Banco de Occidente and Promigas designed debt denominated in U.S. dollar as hedging instruments of their foreign subsidiaries as follows:

(1)	Bonds issued by Banco de Bogotá in the international market were designated as hedging instruments of its investment in MFH and other subsidiaries and branches amounting U.S. dollar 510 million in 2022 and hedging instruments of its investment in BAC Holding, MFH and other subsidiaries and branches amounting U.S. dollar 1,486 million in 2021.
(2)	Other financial liabilities in the amount of U.S. dollar 1,095 million as December 31, 2022 (U.S. dollar 275 million as of December 31, 2021) were used to hedge part of the net foreign investment that Banco de Occidente and Promigas have in foreign subsidiaries as part of a hedging strategy, by which new obligations are continuously designated as hedging instruments to replace the previous ones as they expire over time.

Hedging of Future Transactions

In the ordinary course of its operations Promigas S.A. and its subsidiaries receive income in U.S. Dollars derived from the transportation of gas. Promigas and its subsidiaries hedge the exchange risk arising in future transactions of highly probable gas transportation income, entering into forward contracts for the sale of U.S. dollars with financial entities different from the ones consolidated into Grupo Aval.

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2022	December 31, 2021
Income in Thousands of U.S. dollar forecasted	127,695	115,124
Notional amount contracts swap Thousands of U.S. dollar	126,921	115,104
% hedged	88%	90%
Fair value in Colombian pesos	61,142	7,943
# of contracts	161	73

Hedging of exchange rate risk

Concesionaria Vial del Oriente S.A.S during the year ended December 31, 2021 hedged the foreign exchange risk of the interest flows of the debt in dollars with Grupo Aval Limited, the debt is eliminated in the Grupo Aval consolidated, but the foreign exchange is not eliminated. As of December 31, 2022, this hedge was no longer in effect.

	December 31, 2022	December 31, 2021
Income in Thousands of U.S. dollar forecasted	—	39,244
Notional amount contracts swap Thousands of U.S. dollar	—	39,244
% hedged	—%	100%
Fair value in Colombian pesos	—	9,992
# of contracts	—	1

During the years ended December 31, 2022, 2021 and 2020, an exchange difference recognized under “Other Comprehensive Income” as a result of cash flow hedge accounting of income (loss) from these highly probable transactions, was reclassified to profit or loss in the amounts of Ps. (9,391), Ps. 16,859 and Ps. 34,183 respectively.

The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2022, 2021 and 2020 is as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
Balance at the beginning of the year	Ps.	7,938	Ps.	(42)	Ps.	(874)
Changes in the fair value of the hedge forward contracts		6,995		(8,879)		(33,351)
Reclassified to profit or loss		(9,391)		16,859		34,183
Balance at the end of the year	Ps.	5,542	Ps.	7,938	Ps.	(42)

Fair value hedges of interest rate risk

As of December 31, 2022 and 2021, the Multi Financial Holding uses interest rate swaps to reduce the risk of interest rates on financial assets and financial liabilities. Said contracts are recorded at fair value in the consolidated statement of financial position, under the line of derivatives for hedging assets or liabilities, as appropriate.

December 31, 2022

				Carrying amount				Change in
Fair value hedges		Notional amount		Assets		Liabilities		fair value
Hedging instruments
Interest rate Swap	Ps.	98,609	Ps.	107	Ps.	786	Ps.	22,141
Items designated hedged
Securities issued or secured by Government and Corporate issuers		98,609		969		—		(21,973)

December 31, 2021

				Carrying amount				Change in
Fair value hedges		Notional amount		Assets		Liabilities		fair value
Hedging instruments
Interest rate Swap	Ps.	81,614	Ps.	—	Ps.	18,973	Ps.	5,872
Items designated hedged
Securities issued or secured by Government and Corporate issuers		81,614		19,073		—		(6,382)

Testing of Hedge Effectiveness

Grupo Aval considers hedging as highly effective if at the beginning and in subsequent periods, the hedging instrument highly offsets changes in fair value or in cash flows attributable to the risk hedged during the period for which the hedging has been designated. The hedging is considered as such if the effectiveness of the hedging is in a range between 80% and 125%. Such effectiveness is assessed by Grupo Aval’s entities at least quarterly and at the end of each accounting period. During year 2022 and 2021 each hedging relationship has been effective.

Grupo Aval has documented the hedging effectiveness of its foreign currency denominated investments based on the portion of the net investment hedged at the beginning of the hedging relationship. Since the net balance of these investments fluctuates during the year, Grupo Aval evaluates the hedging relationship on a daily basis as well as the result of the testing of hedge effectiveness.

Hedge Effectiveness with Forward Contracts

Grupo Aval applies the method of the forward rate used in forward contracts to evaluate the hedge effectiveness; for such purpose, Grupo Aval measures the hedge ineffectiveness comparing the value of current forward contracts, which serve as hedge, with the change in the value of a hypothetical derivative with the same maturity.

Hedge Effectiveness with Debt Instruments in Foreign Currency

For debt instruments in foreign currency designated as a hedging instruments, the gain or loss arising from the conversion of the debt to Colombian Pesos is based on the current exchange rate between the U.S. dollar and the Colombian Peso, which is the functional currency of Grupo Aval. If the notional amount of the hedging instrument exactly matches with the portion of the hedged investment in foreign operations, no ineffectiveness is registered in the statement of income.

Derivative Financial Instruments for hedging purposes comprise the following:

According to information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2022				December 31, 2021
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	4,630	Ps.	1,416	Ps.	5,562	Ps.	624
Foreign currency to sale		200		137		1,115		32,536
Subtotal	Ps.	4,830	Ps.	1,553	Ps.	6,677	Ps.	33,160
Swap
Cross currency		—		—		9,992		—
Interest rate		16,024		2,015		27,579		22,653
Subtotal	Ps.	16,024	Ps.	2,015	Ps.	37,571	Ps.	22,653
Total hedge derivatives	Ps.	20,854	Ps.	3,568	Ps.	44,248	Ps.	55,813